INCOME TAXES - Operating Loss and Tax Credit Carryforwards by Expiration Dates (Details) $ in Millions	Dec. 31, 2025 USD ($)
2026 through 2030 | Ireland
Operating Loss and Tax Credit Carry Forward [Line Items]
Operating loss carryforwards	$ 0
Deferred income tax assets for income tax loss carryforwards	0
2031 through 2035 | Ireland
Operating Loss and Tax Credit Carry Forward [Line Items]
Operating loss carryforwards	0
Deferred income tax assets for income tax loss carryforwards	0
2036 through 2040 | Ireland
Operating Loss and Tax Credit Carry Forward [Line Items]
Operating loss carryforwards	0
Deferred income tax assets for income tax loss carryforwards	0
2041 through 2050 | Ireland
Operating Loss and Tax Credit Carry Forward [Line Items]
Operating loss carryforwards	0
Deferred income tax assets for income tax loss carryforwards	0
Not subject to expiration | Ireland
Operating Loss and Tax Credit Carry Forward [Line Items]
Operating loss carryforwards	8
Deferred income tax assets for income tax loss carryforwards	1
Valuation allowance | Ireland
Operating Loss and Tax Credit Carry Forward [Line Items]
Operating loss carryforwards	0
Deferred income tax assets for income tax loss carryforwards	1
Foreign Tax Authority | 2026 through 2030
Operating Loss and Tax Credit Carry Forward [Line Items]
Operating loss carryforwards	26
Deferred income tax assets for income tax loss carryforwards	6
Foreign income tax credit carryforwards	148
Foreign Tax Authority | 2026 through 2030 | After ASU 2013-11
Operating Loss and Tax Credit Carry Forward [Line Items]
Foreign income tax credit carryforwards	82
Foreign Tax Authority | 2026 through 2030 | After ASU 2013-11
Operating Loss and Tax Credit Carry Forward [Line Items]
Deferred income tax assets for income tax loss carryforwards	4
Foreign Tax Authority | 2031 through 2035
Operating Loss and Tax Credit Carry Forward [Line Items]
Operating loss carryforwards	739
Deferred income tax assets for income tax loss carryforwards	179
Foreign income tax credit carryforwards	48
Foreign Tax Authority | 2031 through 2035 | After ASU 2013-11
Operating Loss and Tax Credit Carry Forward [Line Items]
Foreign income tax credit carryforwards	45
Foreign Tax Authority | 2031 through 2035 | After ASU 2013-11
Operating Loss and Tax Credit Carry Forward [Line Items]
Deferred income tax assets for income tax loss carryforwards	179
Foreign Tax Authority | 2036 through 2040
Operating Loss and Tax Credit Carry Forward [Line Items]
Operating loss carryforwards	10,914
Deferred income tax assets for income tax loss carryforwards	2,608
Foreign income tax credit carryforwards	27
Foreign Tax Authority | 2036 through 2040 | After ASU 2013-11
Operating Loss and Tax Credit Carry Forward [Line Items]
Foreign income tax credit carryforwards	23
Foreign Tax Authority | 2036 through 2040 | After ASU 2013-11
Operating Loss and Tax Credit Carry Forward [Line Items]
Deferred income tax assets for income tax loss carryforwards	2,608
Foreign Tax Authority | 2041 through 2050
Operating Loss and Tax Credit Carry Forward [Line Items]
Operating loss carryforwards	208
Deferred income tax assets for income tax loss carryforwards	51
Foreign income tax credit carryforwards	20
Foreign Tax Authority | 2041 through 2050 | After ASU 2013-11
Operating Loss and Tax Credit Carry Forward [Line Items]
Foreign income tax credit carryforwards	20
Foreign Tax Authority | 2041 through 2050 | After ASU 2013-11
Operating Loss and Tax Credit Carry Forward [Line Items]
Deferred income tax assets for income tax loss carryforwards	51
Foreign Tax Authority | Not subject to expiration
Operating Loss and Tax Credit Carry Forward [Line Items]
Operating loss carryforwards	6,396
Deferred income tax assets for income tax loss carryforwards	943
Foreign income tax credit carryforwards	43
Foreign Tax Authority | Not subject to expiration | After ASU 2013-11
Operating Loss and Tax Credit Carry Forward [Line Items]
Foreign income tax credit carryforwards	43
Foreign Tax Authority | Not subject to expiration | After ASU 2013-11
Operating Loss and Tax Credit Carry Forward [Line Items]
Deferred income tax assets for income tax loss carryforwards	943
Foreign Tax Authority | Valuation allowance
Operating Loss and Tax Credit Carry Forward [Line Items]
Operating loss carryforwards	0
Deferred income tax assets for income tax loss carryforwards	3,527
Foreign income tax credit carryforwards	95
Foreign Tax Authority | Valuation allowance | After ASU 2013-11
Operating Loss and Tax Credit Carry Forward [Line Items]
Foreign income tax credit carryforwards	95
Foreign Tax Authority | Valuation allowance | After ASU 2013-11
Operating Loss and Tax Credit Carry Forward [Line Items]
Deferred income tax assets for income tax loss carryforwards	$ 3,527